Earnings Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the company	¥ 272,673	$ 43,129	¥ 548,903	¥ 604,914
Weighted average number of ordinary shares	40,858,290	40,858,290	40,858,290	40,858,290
Diluted effect of share options	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,858,290	40,858,290